Average Annual Total Returns{- Fidelity Managed Retirement 2030 Fund} - 07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-06 - Fidelity Managed Retirement 2030 Fund	Fidelity Advisor Managed Retirement 2030 Fund: Class Z6 Return Before Taxes Past 1 year	Fidelity Advisor Managed Retirement 2030 Fund: Class Z6 Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		IXXRV Past 1 year	IXXRV Since Inception
Total	14.07%	16.04%	[1]	18.40%	23.23%	[1]	13.26%	14.67%	[1]

[1]	(a)From August 16, 2019